Derivative Financial Instruments - Summary of Maturity Dates of Gross-settled Derivative Financial Instruments (Details) - Gross Settled - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Inflow
Disclosure of derivative financial instruments
Assets inflow	£ 9,419	£ 11,641
Liabilities inflow	12,326	9,643
Outflow
Disclosure of derivative financial instruments
Assets outflow	(9,131)	(11,041)
Liabilities outflow	(12,606)	(9,510)
Within one year | – forward foreign currency contracts | Inflow
Disclosure of derivative financial instruments
Assets inflow	7,208	9,748
Liabilities inflow	9,580	6,952
Within one year | – forward foreign currency contracts | Outflow
Disclosure of derivative financial instruments
Assets outflow	(7,067)	(9,556)
Liabilities outflow	(9,703)	(7,075)
Within one year | interest rate swaps | Inflow
Disclosure of derivative financial instruments
Assets inflow	(100)	0
Liabilities inflow	174	117
Within one year | interest rate swaps | Outflow
Disclosure of derivative financial instruments
Assets outflow	(101)	(9)
Liabilities outflow	(246)	(224)
Within one year | – cross-currency swaps | Inflow
Disclosure of derivative financial instruments
Assets inflow	7	34
Liabilities inflow	57	306
Within one year | – cross-currency swaps | Outflow
Disclosure of derivative financial instruments
Assets outflow	(12)	(40)
Liabilities outflow	(54)	(323)
Later than one year and not later than two years | – forward foreign currency contracts | Inflow
Disclosure of derivative financial instruments
Assets inflow	771	377
Liabilities inflow	96	199
Later than one year and not later than two years | – forward foreign currency contracts | Outflow
Disclosure of derivative financial instruments
Assets outflow	(756)	(365)
Liabilities outflow	(98)	(202)
Later than one year and not later than two years | interest rate swaps | Inflow
Disclosure of derivative financial instruments
Assets inflow	120	18
Liabilities inflow	624	231
Later than one year and not later than two years | interest rate swaps | Outflow
Disclosure of derivative financial instruments
Assets outflow	(106)	(14)
Liabilities outflow	(617)	(316)
Later than one year and not later than two years | – cross-currency swaps | Inflow
Disclosure of derivative financial instruments
Assets inflow	581	34
Liabilities inflow	57	0
Later than one year and not later than two years | – cross-currency swaps | Outflow
Disclosure of derivative financial instruments
Assets outflow	(467)	(38)
Liabilities outflow	(52)	0
2027 and thereafter | interest rate swaps | Inflow
Disclosure of derivative financial instruments
Assets inflow	120	19
Liabilities inflow	136	229
2027 and thereafter | interest rate swaps | Outflow
Disclosure of derivative financial instruments
Assets outflow	(112)	(15)
Liabilities outflow	(139)	(249)
2027 and thereafter | – cross-currency swaps | Inflow
Disclosure of derivative financial instruments
Assets inflow	0	594
Liabilities inflow	57	0
2027 and thereafter | – cross-currency swaps | Outflow
Disclosure of derivative financial instruments
Assets outflow	0	(492)
Liabilities outflow	(54)	0
Between three and four years | interest rate swaps | Inflow
Disclosure of derivative financial instruments
Assets inflow	120	19
Liabilities inflow	136	196
Between three and four years | interest rate swaps | Outflow
Disclosure of derivative financial instruments
Assets outflow	(117)	(16)
Liabilities outflow	(145)	(218)
Between three and four years | – cross-currency swaps | Inflow
Disclosure of derivative financial instruments
Assets inflow	0	27
Liabilities inflow	994	0
Between three and four years | – cross-currency swaps | Outflow
Disclosure of derivative financial instruments
Assets outflow	0	(25)
Liabilities outflow	(1,018)	0
Between four and five years | interest rate swaps | Inflow
Disclosure of derivative financial instruments
Assets inflow	101	19
Liabilities inflow	136	196
Between four and five years | interest rate swaps | Outflow
Disclosure of derivative financial instruments
Assets outflow	(100)	(17)
Liabilities outflow	(149)	(218)
Between four and five years | – cross-currency swaps | Inflow
Disclosure of derivative financial instruments
Assets inflow	0	473
Liabilities inflow	0	0
Between four and five years | – cross-currency swaps | Outflow
Disclosure of derivative financial instruments
Assets outflow	0	(454)
Liabilities outflow	0	0
Beyond five years | interest rate swaps | Inflow
Disclosure of derivative financial instruments
Assets inflow	291	279
Liabilities inflow	279	1,217
Beyond five years | interest rate swaps | Outflow
Disclosure of derivative financial instruments
Assets outflow	(293)	0
Liabilities outflow	£ (331)	£ (685)